Accrued Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accrued Expenses [Abstract]
Schedule of Accrued Expenses

Accrued expenses comprise the following as of March 31, 2026 and December 31, 2025:

	March 31,	December 31,
	2026	2025

Accrued research and development	$442,520	$424,595
Accrued professional fees	56,530	-
Accrued consulting fees	5,300	51,995
Accrued compensation	272,381	54,325
Accrued directors’ fees	52,500	26,250
Accrued royalties	-	25,000
Accrued legal fees	39,650	13,500
Accrued franchise taxes	800	800
	$869,681	$596,465

Accrued expenses are composed of the following as of December 31, 2025 and 2024:

	December 31,	December 31,
	2025	2024
Accrued research and development	$424,595	$968,130
Accrued professional fees	-	16,200
Accrued consulting fees	51,995	18,392
Accrued legal costs	13,500	46,888
Accrued compensation	54,325	-
Accrued directors fees	26,250	-
Accrued royalties	25,000	-
Accrued franchise taxes	800	300
	$596,465	$1,049,910